Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Property, plant and equipment
Note 16 - Property, plant and equipment
Right-of-use assets
As a lessee, Polestar Group primarily leases buildings and manufacturing production equipment. The Group also has short-term and low value leases related to the leasing of temporary spaces and small IT equipment, respectively. The lease term for land and buildings is generally 2- 15 years. The lease term for machinery and equipment is generally 2- 6 years.
The table below shows the changes to the carrying amount of tangible assets and right-of-use that comprises property, plant and equipment:

	Tangible assets			Right-of-use assets
	Buildings and land	Machinery and equipment[4]	Assets under construc-tion	Buildings and land	Machinery and equipment	Total
Acquisition cost
Balance at January 1, 2024	8,916	180,945	251,638	122,613	49,832	613,944
Additions[1]	5,133	66,874	171,439	32,184	37,894	313,524
Divestments and disposals	(4,525)	(2,567)	(651)	—	—	(7,743)
Reclassifications	1,963	250,630	(252,593)	—	—	—
Cancellations	—	—	—	(39,609)	(2,100)	(41,709)
Remeasurement	—	—	—	—	(713)	(713)
Effect of foreign currency exchange differences	(621)	(19,720)	(3,637)	(6,463)	(1,838)	(32,279)
Balance as of December 31, 2024	10,866	476,162	166,196	108,725	83,075	845,024
Additions[1]	302	4,973	83,573	10,787	6,039	105,674
Divestments and disposals	(2,730)	(12,561)	(2,338)	—	—	(17,629)
Reclassifications	200	118,339	(118,539)	—	—	—
Cancellations	—	—	—	(20,438)	(3,162)	(23,600)
Remeasurement	—	—	—	—	(1,911)	(1,911)
Effect of foreign currency exchange differences	811	20,286	16,104	13,121	9,002	59,324
Balance as of December 31, 2025	9,449	607,199	144,996	112,195	93,043	966,882

Depreciation and impairment
Balance at January 1, 2024	(2,709)	(61,174)	(579)	(34,291)	(39,152)	(137,905)
Depreciation expense	(3,542)	(4,531)	—	(24,780)	(1,543)	(34,396)
Depreciation capitalized into inventory	—	(15,042)	—	—	(845)	(15,887)
Divestments and disposals	1,858	1,230	—	—	—	3,088
Depreciation expense employee benefits[3]	—	—	—	—	(2,070)	(2,070)
Cancellations	—	—	—	18,385	1,013	19,398
Impairment loss[2]	—	(65,222)	(72,121)	—	(7,152)	(144,495)
Effect of foreign currency exchange differences	239	1,856	—	2,517	374	4,986
Balance as of December 31, 2024	(4,154)	(142,883)	(72,700)	(38,169)	(49,375)	(307,281)
Depreciation expense	(1,822)	(5,668)	—	(17,620)	(1,016)	(26,126)
Depreciation capitalized into inventory	—	(29,327)	—	—	(2,670)	(31,997)
Divestments and disposals	1,132	3,127	—	—	—	4,259
Depreciation expense employee benefits[3]	—	—	—	—	(3,728)	(3,728)
Cancellations	—	—	—	15,197	2,669	17,866
Impairment loss[2]	—	(230,770)	(32,592)	(12,948)	(33,216)	(309,526)
Effect of foreign currency exchange differences	(221)	(6,816)	(3,281)	(5,193)	(1,845)	(17,356)
Balance as of December 31, 2025	(5,065)	(412,337)	(108,573)	(58,733)	(89,181)	(673,889)

Carrying amount at December 31, 2024	6,712	333,279	93,496	70,556	33,700	537,743
Carrying amount at December 31, 2025	4,384	194,862	36,423	53,462	3,862	292,993

1 - Of $105,674 in additions for the year ended December 31, 2025, $81,047 has been settled in cash. In the Consolidated Statement of Cash Flows, the amount of $81,047 is included as investing activities in the $158,713 of additions to property, plant and equipment, and the remaining $77,666 relates to additions in trade payables with related parties from prior years which were settled in cash during the year ended December 31, 2025. Of $313,524 in additions for the year ended December 31, 2024, $128,960 has been settled in cash. In the Consolidated Statement of Cash Flows, the amount of $128,960 is included as investing activities in the $147,894 of additions to property, plant and equipment, and the remaining $18,934 relates to additions in trade payables with related parties from prior years which were settled in cash during the year ended December 31, 2024.
2 - From the total impairment loss of $309,526 for the year ended December 31, 2025, $287,771 is part of the total CGU impairment registered in 2025, $25,197 is related to impairment of certain PPE as result from the restructuring initiatives recognized in other research and development expense, offset by $3,442 primarily related to reversals from prior periods. For the year ended December 31, 2024, the Polestar 3 CGU and IDP CGU were assessed for impairment, and impairment losses amounting to $144,495 were recognized in cost of sales.
3 - Related to Polestar's company car scheme to its employees.
4 - Balance includes tooling which has been legally sold in structured borrowing transactions - refer to Note 26 - Loans and borrowings - 'Borrowing collateralized with tooling' for details of these financing transactions and the amounts due under them.
The borrowing costs capitalized for assets under construction the years ended December 31, 2025 and 2024 were $2,138 and $10,629, respectively. The capitalization rate used to determine the amount of capitalized borrowing costs was 5.3% and 6.2% for the years ended December 31, 2025 and 2024, respectively.